ACQUISITIONS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the preliminary estimated fair values of the Demag Cranes AG assets acquired and liabilities assumed and related deferred income taxes as of acquisition date (in millions).

Assets acquired
Current assets	$603.4
Trade receivables	253.3
Property, plant and equipment	308.0
Intangible assets not subject to amortization	129.7
Intangible assets subject to amortization	302.3
Other assets	131.0
Goodwill	821.5
Total assets acquired	2,549.2

Liabilities assumed
Current liabilities, including current portion of long-term debt	471.4
Long-term debt	169.5
Postemployment benefit obligation	188.9
Other noncurrent liabilities	329.8
Total liabilities assumed	1,159.6
Net assets acquired	$1,389.6

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]

The following table summarizes the identifiable definite-lived intangible assets acquired (in millions):

	Weighted Average Life (in years)	Gross Carrying Amount
Definite-lived intangible assets:
Technology	6	$39.1
Customer relationships	16	251.8
In process research and development	5	11.4
Total definite-lived intangible assets		$302.3

Schedule of Indefinite-lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]	The following table summarizes the identifiable indefinite-lived intangible assets acquired (in millions):

Gross Carrying Amount
Indefinite-lived intangible assets:
Trade names	$129.7

Business Acquisition, Pro Forma Information [Table Text Block]

The following unaudited pro forma information has been presented as if the Demag Cranes AG transaction occurred on January 1, 2010. This information is based on historical results of operations, adjusted for acquisition accounting adjustments, and is not necessarily indicative of what the results would have been had the Company operated the business since January 1, 2010, nor does it intend to be a projection of future results. No pro forma adjustments have been made for the Company’s incremental transaction costs or other transaction-related costs.

	Year Ended
(in millions, except per share data)	December 31,
	2011	2010
Net sales	$7,414.7	$6,493.3
Net income attributable to Terex Corporation	$33.6	$352.0
Basic earnings per share attributable to Terex Corporation common stockholders	$0.31	$3.24
Diluted earnings per share attributable to Terex Corporation common stockholders	$0.30	$3.24